LOANS AND BORROWINGS - Schedule of Maturity of Loans and Borrowings (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	$ 4,158,979	$ 3,934,582	$ 1,490,673
Other Loans and Borrowings
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	192,759	19,067	24,893
Other Loans and Borrowings | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	194,605
Other Loans and Borrowings | Imputed interest
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	1,846
Other Loans and Borrowings | 2027 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	188,836
Other Loans and Borrowings | 2028 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	5,769
Other Loans and Borrowings | 2029 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	0
Other Loans and Borrowings | 2030 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	0
Other Loans and Borrowings | 2031 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	0
Other Loans and Borrowings | Thereafter | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	0
Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	3,966,220	$ 3,915,515	$ 1,465,780
Lease Liabilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	5,225,394
Lease Liabilities | Imputed interest
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	1,259,174
Lease Liabilities | 2027 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	738,331
Lease Liabilities | 2028 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	700,937
Lease Liabilities | 2029 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	698,734
Lease Liabilities | 2030 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	688,568
Lease Liabilities | 2031 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	637,881
Lease Liabilities | Thereafter | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Present value of loans and borrowings	$ 1,760,943